INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Cost		¥ 652,326	$ 101,033	¥ 267,162
Accumulated amortization		(93,114)	(14,422)	(82,919)
Impairment		(181,845)	(28,164)	(181,845)
Intangible assets, net		377,367	58,447	2,398
Impairment of intangible assets	¥ (181,845)
Computer software
Finite-Lived Intangible Assets [Line Items]
Cost		30,246	4,686	28,424
Accumulated amortization		(25,324)	(3,922)	(23,154)
Impairment		(3,547)	(549)	(3,547)
License agreement
Finite-Lived Intangible Assets [Line Items]
Cost		151,177	23,414	151,177
Accumulated amortization		(37,768)	(5,850)	(37,768)
Impairment		(113,409)	(17,565)	(113,409)
Internet domain name
Finite-Lived Intangible Assets [Line Items]
Cost		2,481	384	1,512
Accumulated amortization		(896)	(139)	(837)
Brand name
Finite-Lived Intangible Assets [Line Items]
Cost		468,422	72,549	86,049
Accumulated amortization		(29,126)	(4,511)	(21,160)
Impairment		¥ (64,889)	$ (10,050)	¥ (64,889)